STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	7 Months Ended	9 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Jan. 31, 2021	Jan. 02, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares reserved							3,000,000
Shares available for issuance			703,243		703,243
Stock based compensation				$ 60,963	$ 14,256,318
Volatility minimum					71.00%
Volatility rate maximum					105.00%
Risk free interest rate minimum					0.77%
Risk free interest rate maximum					0.85%
Estimated life					6 years
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Estimated fair value			$ 0.98		$ 0.98
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Estimated fair value			$ 5.00		$ 5.00
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares reserved						250,000
Awards granted	162,507
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Awards granted		637,500			0
Awards forfeited			187,500
Stock based compensation					$ 179,795
Additional compensation expense			$ 603,544		603,544
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation					594,775
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation			$ 121,798		$ 244,151